Exhibit 99.1

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	October 1, 2012
Closing Date:	October 11, 2012

		USD	AUD	Units	WAC
Original Pool Balance:			$822,946,650.45

			Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$180,000,000.00	$175,781,250.00	21.360%	2.6475%	Oct-2013
Class A-2a Notes	Fixed	$130,000,000.00	$126,953,125.00	15.427%	3.2000%	Jun-2015
Class A-2b Notes	Floating	$102,500,000.00	$100,097,656.25	12.163%	3.1100%	Jun-2015
Class A-3a Notes	Fixed	$175,000,000.00	$170,898,437.50	20.767%	3.6075%	Mar-2017
Class A-3b Notes	Floating	$60,000,000.00	$58,593,750.00	7.120%	3.5375%	Mar-2017
Class A-4a Notes	Fixed	$82,500,000.00	$80,566,406.25	9.790%	3.8450%	Aug-2018
Class A-4b Notes	Floating	$20,000,000.00	$19,531,250.00	2.373%	3.8350%	Aug-2018
Class B Notes		—	$9,053,000.00	1.100%	—	—
Class C Notes		—	$30,037,000.00	3.650%	—	—
Class D Notes		—	$20,574,000.00	2.500%	—	—
Class E Notes		—	$18,516,000.00	2.250%	—	—
Seller Notes		—	$12,345,000.00	1.500%	—	—

Total Securities		$750,000,000.00	$822,946,875.00	100.000%

Please note: The Note Rate as at current distribution date.

II. NOTE BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period			Ending of Period		Change
	USD	AUD	Note Factor	AUD Balance	Note Factor	AUD
Class A-1 Notes	—	$—	—	$—	—	$—
Class A-2a Notes	—	$—	—	$—	—	$—
Class A-2b Notes	—	$—	—	$—	—	$—
Class A-3a Notes	108,065,252.24	$105,532,472.89	0.6175157	$93,491,021.65	0.5470560	$0.0704597
Class A-3b Notes	37,050,943.62	$36,182,562.13	0.6175157	$32,054,064.56	0.5470560	$0.0704597
Class A-4a Notes	82,500,000.00	$80,566,406.25	1.0000000	$80,566,406.25	1.0000000	$—
Class A-4b Notes	20,000,000.00	$19,531,250.00	1.0000000	$19,531,250.00	1.0000000	$—
Class B Notes	—	$5,635,613.40	0.6225134	$5,258,761.47	0.5808861	$0.0416273
Class C Notes	—	$18,698,433.67	0.6225134	$17,448,074.50	0.5808861	$0.0416273
Class D Notes	—	$12,807,589.78	0.6225134	$11,951,149.74	0.5808861	$0.0416273
Class E Notes	—	$11,526,457.30	0.6225134	$10,755,686.24	0.5808861	$0.0416273
Seller Notes	—	$7,684,927.41	0.6225134	$7,171,038.41	0.5808861	$0.0416273

Total Securities	$247,616,195.86	$298,165,712.83		$278,227,452.82

Weighted Avg. Coupon (WAC)		8.19%		8.18%
Weighted Avg. Term Remaining Maturity (WARM)		20.30		19.90
Pool Receivables Balance		$298,165,712.80		$278,227,452.82
Remaining Number of Receivables		13,594		12,881

Pool Factors		0.3623148		0.3380869

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

III. COLLECTIONS

AUD

Principal:
Principal Collections	$19,834,037.46
Less Principal Draws	$—

Net Principal Collections	$19,834,037.46

Return of overfunding in first period	$—

Liquidity Reserve Balance Excess	$—

Adjusted Principal Collections	$19,834,037.46

Available Income Applied Towards Total Principal Collections:
Reimbursement of Principal Draws	$—
Reimbursement of Defaulted Amounts	$104,222.55
Reimbursement of Charge-Offs	$—
Reimbursement of Seller Charge-Offs	$—

Total Principal Collections	$19,938,260.01

Interest:
Lesser of Finance Charges and Collections	$2,187,309.62
Investment Income
Interest Rate Swap Collections	$—
Currency Swap Collections	$—
Interest Income	$30,115.33
GST Income Tax Credits Received	$—
Other Amounts Received	$—
Interest earned on liquidity reserve	$5,920.57
Final Release of Liquidity Reserve Balance	$—

Total Income Collections	$2,223,345.52

Total Collections	$22,161,605.53

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

APPLICATION OF AVAILABLE INCOME

AUD

Total Income Collections	$2,223,345.52
Liquidity Reserve Account Release	$—
Principal Draw	$—
Liquidity Reserve Account Draw	$—

Total Available for Distribution	$2,223,345.52

1. $1 to Income Unitholder	$1.00

2. Series Trust Expenses
Trustee Fee Due	$4,178.40
US$ Trustee, Principal paying agent, Registrar and Agent Bank Fee Due	$—
Manager Fee @0.02%
Manager Fee Due	$4,969.43
Servicer Fee @0.22%:
Servicer Fee Due	$54,663.71
Custodian Fee @ 0.01%
Custodian Fee Due	$2,484.71
Collections Bank Account Charges	$122.95
Additional Series Trust Expenses	$—

$66,419.21
3. Senior Hedge Payments to Counterparties:
Net Interest Rate Swap Payment	$426,417.81
Net Currency Swap Termination Payment	$—
Net Interest Rate Swap Termination Payment	$—

Total Senior Hedge Payments to Counterparties	$426,417.81

4. Class A Noteholders Interest:	Amount Due in USD	Amount Paid in USD	Amount Due Per $1000 of Principal Amount (USD)	Amount Paid Per $1000 of Principal Amount (USD)	Shortfall from Prior month
Class A-1 Notes	$—	$—	$—	$—	$—	$—
Class A-2a Notes	$—	$—	$—	$—	$—	$—
Class A-2b Notes	$—	$—	$—	$—	$—	$—
Class A-3a Notes	$87,352.75	$87,352.75	$0.50	$0.50	$—	$302,480.64
Class A-3b Notes	$21,623.86	$21,623.86	$0.36	$0.36	$—	$101,695.30
Class A-4a Notes	$85,937.50	$85,937.50	$1.04	$1.04	$—	$246,124.85
Class A-4b Notes	$14,089.17	$14,089.17	$0.70	$0.70	$—	$59,511.45

Total Class A interest:						$709,812.25

5. Reimbursement of Liquidity Reserve Draws						$—

	Amount Due in AUD	Amount Due Per $1000 of Principal Amount (AUD)	Amount Paid Per $1000 of Principal Amount (AUD)	Shortfall from Prior month
6. Class B Notes	$20,328.35	$2.25	$3.61	$—	$20,328.35
Class C Notes	$34,020.90	$1.13	$1.82	$—	$34,020.90
Class D Notes	$23,302.80	$1.13	$1.82	$—	$23,302.80
Class E Notes	$20,971.84	$1.13	$1.82	$—	$20,971.84

Total interest:					$98,623.89

7. Reimbursement of Principal Draws*	$—

8. Defaulted Amounts*	$104,222.55

9. Reimbursement of charge-offs (excl. Seller charge offs)*	$—

10. Subordinated Hedge Payments to Counterparties:
Net Interest Rate Swap Payment	$—
Net Currency Swap Termination Payment	$—
Net Interest Rate Swap Termination Payment	$—

Total Subordinated Hedge Payments to Counterparties	$—

11. Accrued Interest Adjustment	$—

12. Seller Notes coupon	$13,982.36

13. Reimbursement of Seller charge offs*	$—

14. Reimbursement of Redirected Liquidity Reserve Excess Balance (payable to Macquarie Bank)	$—

15. Excess Income to Unitholder	$803,866.44

* to be allocated to Total Principal Collections

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

					AUD

APPLICATION OF PRINCIPAL COLLECTIONS					$19,938,260.01

Subordination Percentage					18.90%
Sequential Paydown Test Satisfied?					N
Pro-rata Paydown Test Satisifed?					Y

1. Principal Distribution Amount:					$19,938,260.01

	USD Amount	Per $1000 of Principal Amount	AUD Amount	Per $1000 of Principal Amount
Class A-1 Notes	$—	$—	$—	$—
Class A-2a Notes	$—	$—	$—	$—
Class A-2b Notes	$—	$—	$—	$—
Class A-3a Notes	$12,330,446.07	$70.46	$12,041,451.24	$70.46
Class A-3b Notes	$4,227,581.51	$70.46	$4,128,497.57	$70.46
Class A-4a Notes	$—	$—	$—	$—
Class A-4b Notes	$—	$—	$—	$—

Class A Notes Total:	$16,558,027.58		$16,169,948.81

Class B Notes			$376,851.93	$41.63
Class C Notes			$1,250,359.17	$41.63
Class D Notes			$856,440.04	$41.63
Class E Notes			$770,771.06	$41.63
Seller Notes			$513,889.00	$41.63

Total Noteholders Principal			$19,938,260.01

2. Excess Capital to Unitholders					$—

PRINCIPAL DRAWS

Beginning Unreimbursed Principal Draws					$—
Principal Draw					$—
Reimbursement of Principal Draw					$—
Ending Unreimbursed Principal Draw					$—

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

V. LIQUIDITY RESERVE ACCOUNT

AUD

Liquidity Reserve Percentage of Initial Adjusted Pool Balance	0.36%
Beginning Period Required Amount	$2,981,657.13

Beginning Period Amount	$2,981,657.13
Ending Period Amount	$2,782,274.53
Required Liquidity Reserve Balance	$2,782,274.53
Liquidity Reserve Balance Excess	$199,382.60

Beginning Unreimbursed Liquidity Reserve Draw	$—
Ending Unreimbursed Liquidity Reserve Draw	$—

Beginning Liquidity Reserve Balance Excess	$199,382.60
1. Redirected Liquidity Reserve Release for Principal Draws	$—
2. Redirected Liquidity Reserve Release for Defaulted Amounts	$—
3. Redirected Liquidity Reserve Release for Charge-Offs (Other Than Seller Charge-Offs)	$—
4. Redirected Liquidity Reserve Release for Seller Charge-Offs	$—
5. Release to Macquarie Bank	$(199,382.60)

Ending Liquidity Reserve Balance Excess	$—

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

VI. DELINQUENCY AND NET LOSS ACTIVITY

				AUD
	Units Percent	Units	Dollars Percent	Dollar Amount
30 - 60 Days	0.33%	42	0.39%	1,071,285
61 + Days	0.38%	49	0.49%	1,375,502

Total	0.71%	91	0.88%	$2,446,787.00

Delinquent Receivables 61 + days past due				$1,375,502.00
Delinquency ratio for Current Collection Period				0.49438%
Delinquency Ratio 61+ for 1st Preceding Collection Period				0.50051%
Delinquency Ratio 61+ for 2nd Preceding Collection Period				0.36593%
Three-Month Average Delinquency Ratio				0.45361%

Charge-Offs
Beginning unreimbursed Charge-offs				$—
Gross Principal of Charge-Off for Current Period				$—
Reimbursement of Charge-Offs for Current Period				$—
Net Charge-offs for Current Period				$—

Ending Unreimbursed Charge-Offs				$—

Beginning Pool Balance for Current Period				$298,165,712.80

Net Loss Ratio				0.03746%
Net Loss Ratio for 1st Preceding Collection Period				0.02234%
Net Loss Ratio for 2nd Preceding Collection Period				0.06308%
Three-Month Average Net Loss Ratio				0.04096%

Cumulative Net Losses for All Periods				$5,553,336.41
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

SMART ABS SERIES 2012-4US Trust Servicer Report

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2015
FX Rate	1.024
1 Month LIBOR	0.17450%
1 Month BBSW	2.29000%
Distribution Date	04/14/15
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

VII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to Report
Most Recent Form ABS15-G
Filed by: Macquarie Leasing Pty Limited
CIK: 0001549785
Date: January 27, 2015

VIII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent SMART Receivables and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to SMART Receivables terms, fees, penalties or payments during the preceding Monthly Period?	No

3. Have there been any material breaches of representations, warranties or covenants with respect to any SMART Receivable?	No

Signature:	/s/ Jenny Chamberlain	/s/ Joel Sternberg

Name:	Jenny Chamberlain	Joel Sternberg

Title:	Senior Manager	Associate Director

Date:	April 9, 2015	April 9, 2015